Annual Fund Operating Expenses ((PIMCO EqS Long/Short Fund))	0 Months Ended
	Apr. 17, 2012
(Institutional) | Administrative Class
Operating Expenses:
Management Fees	1.49%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.23%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.05%	[5]
(Institutional) | Class D
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%	[5]
(Institutional) | Institutional Class
Operating Expenses:
Management Fees	1.49%
Distribution and/or Service (12b-1) Fees
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%	[5]
(Institutional) | Class P
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.90%	[5]
(Retail) | Class A
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%	[7]
(Retail) | Class C
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	3.08%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.90%	[7]
(Retail) | Class R
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.50%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.58%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.40%	[7]

[1]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Estimated amounts for the Fund's first fiscal year.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.40%, 1.50%, 1.65% and 1.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[6]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[7]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.75%, 2.50% and 2.00% for Class A, Class C and Class R shares, respectively.